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                  PROSPECTUS SUPPLEMENT DATED JANUARY 14, 2005

               THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES

  THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS A, B, C SHARES DATED MARCH 1,
                                      2004
   (AS SUPPLEMENTED JUNE 3, 2004) AS SUBSEQUENTLY SUPPLEMENTED JUNE 16, 2004,
            JUNE 25, 2004, SEPTEMBER 22, 2004 AND DECEMBER 10, 2004

 THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS Y SHARES, DATED MARCH 1, 2004, (AS SUPPLEMENTED MARCH 15, 2004) AS SUBSEQUENTLY SUPPLEMENTED SEPTEMBER 22, 2004

THE HARTFORD FIXED INCOME FUNDS PROSPECTUS DATED MARCH 1, 2004 (AS SUPPLEMENTED
 MARCH 15, 2004) AS SUBSEQUENTLY SUPPLEMENTED APRIL 1, 2004, JUNE 16, 2004 AND
                               SEPTEMBER 22, 2004

                            EFFECTIVE MARCH 15, 2005

       THE HARTFORD TOTAL RETURN BOND FUND -- INVESTMENT STRATEGY CHANGE

     In the section entitled Principal Investment Strategy, the sentence "The fund may invest up to 30% of its total assets in securities rated in the highest category of below investment grade bonds (securities rated "Ba" by Moody's or "BB" by S&P) or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality." shall be deleted and replaced with the following:

     The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade.

    PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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                                   SUPPLEMENT
                             DATED JANUARY 14, 2005
  TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR THE HARTFORD MUTUAL
                                     FUNDS
DATED MARCH 1, 2004 (AS SUPPLEMENTED JUNE 3, 2004), AS SUBSEQUENTLY SUPPLEMENTED
             JULY 19, 2004, SEPTEMBER 22, 2004 AND NOVEMBER 3, 2004

                            EFFECTIVE MARCH 15, 2005

       THE HARTFORD TOTAL RETURN BOND FUND -- INVESTMENT STRATEGY CHANGE

     In the section entitled High Yield-High Risk Debt Securities, the first sentence should be deleted and replaced with the following:

     The Hartford Total Return Bond Fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" by Moody's or "BB" by S&P or lower, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR
                               FUTURE REFERENCE.